Income Taxes (Details) - Schedule of valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of valuation allowance [Abstract]
At the beginning of the year	$ 552	$ 668	$ 548
Current year addition (reduction)	41	(116)	120
At the end of the year	$ 593	$ 552	$ 668